Note 19 - Other Charges - Changes in Restructuring Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Restructuring plans	$ 20	$ 523	$ 436
Fiscal 2018 Restructuring Plan [Member] | Workforce Reduction Charges [Member]
Balance	245
Restructuring plans	4	456
Cash draw downs	(249)	(211)
Balance		$ 245